Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Assumptions Used for Calculating Fair Value of Stock Options Granted

The fair value of each option grant is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2014	2015	2016
Exercise price	US$0.42	US$0.42	—
Risk free rate of interest	2.77%-3.63%	2.59%-2.95%	—
Dividend yield	—	—	—
Life of option (years)	10	10	—
Volatility	50%-52%	46%-49%	—
Exercise multiple (years)	2.2	2.2	—

Summary of Stock Option Activity

A summary of the Group’s stock option activities for the years ended December 31, 2014, 2015 and 2016 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In years	US$
Outstanding as of December 31, 2013	1,687,250	$0.42	8.42	3,937
Granted	593,036	$0.42	—	—
Forfeited/expired	(88,125)	$0.42	—	—

Outstanding as of December 31, 2014	2,192,161	$0.42	7.98	16,471

Granted	331,000	$0.42	—	—
Forfeited/expired	(24,000)	$0.42	—	—

Outstanding as of December 31, 2015	2,499,161	$0.42	7.28	28,540

Granted	—	$0.42	—	—
Forfeited/expired	(62,500)	$0.42	—	—

Outstanding as of December 31, 2016	2,436,661	$0.42	6.24	34,423

Exercisable as of December 31, 2016	2,149,931	$0.42	5.91	28,709